CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
Cash and cash equivalents [abstract]
Cash	$ 427,530	$ 164,470
Short-term investments	433,107	339,177
Cash and cash equivalents	$ 860,637	$ 503,647	[1]	$ 419,212

[1]	See note 2(r)